Fair value measurement (Details) - Black-Scholes Merton model	Mar. 31, 2025 shares $ / shares	Dec. 10, 2024 shares $ / shares
Exercise price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input | $ / shares	11.5	11.5
Share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	5.1	12.2
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.359	0.01
Expected life (in years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	4.7	5
Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0.0395	0.0409
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Assumption input	0	0